Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - Unique Logistics International, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	$ 49,627,502	$ 250,435,895	$ 274,973,607	$ 845,638,444	$ 1,014,486,680	$ 371,887,272
China Hong Kong Taiwan [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	17,427,833	82,006,657	123,977,602	285,424,103	343,370,279	186,932,382
Southeast Asia [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	9,335,793	121,340,162	72,449,913	361,600,180	422,869,068	104,475,697
UNITED STATES
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	8,022,489	5,049,985	29,699,664	28,254,253	39,362,326	31,452,041
INDIA
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	8,602,665	34,943,595	37,919,338	134,393,170	161,841,791	28,164,102
Other [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	$ 6,238,722	$ 7,095,496	$ 10,927,090	$ 35,966,738	$ 47,043,216	$ 20,863,050